Regulatory framework	12 Months Ended
Dec. 31, 2025
Regulatory Framework
Regulatory framework

Note	2 | Regulatory framework

a)	Concession

The term of the concession is 95 years, which may be extended for an additional maximum period of 10 years. The term of the concession is divided into management periods. At the end of each management period, the Class “A” shares representing 51% of edenor‘s share capital, currently held by Empresa de Energía del Cono Sur S.A., must be offered for sale through a public bidding. If the latter makes the highest bid, it will continue to hold the Class “A” shares, and no further disbursements will be necessary. On the contrary, if Empresa de Energía del Cono Sur S.A. is not the highest bidder, then the bidder who makes the highest bid shall pay Empresa de Energía del Cono Sur S.A. the amount of the bid in accordance with the conditions of the public bidding. The proceeds from the sale of the Class “A” shares will be delivered to Empresa de Energía del Cono Sur S.A. after deducting any amounts receivable to which the Grantor of the concession may be entitled.

The Company has the exclusive right to render electric power distribution and sales services within the concession area to all the customers who are not authorized to obtain their power supply from the MEM, thus being obliged to supply all the electric power that may be required in due time and in accordance with the established quality levels. In addition, the Company must allow free access to its facilities to any MEM agents whenever required, under the terms of the Concession. No specific fee must be paid by the Company under the Concession Agreement during the term of the concession.

The Company is subject to the terms and conditions of its Concession Agreement and the provisions of the Regulatory Framework comprised of Federal Laws Nos. 14,772, 15,336 and 24,065, Executive Order No. 714/92 of the PEN, resolutions and regulatory and supplementary regulations issued by the authorities responsible for this matter, with the Company being responsible for the provision of the public service of electricity distribution and sale with a satisfactory quality level, complying for such purpose with the requirements set forth in both the aforementioned agreement and the Regulatory Framework.

Failure to comply with the established guidelines will result in the application of penalties, based on the economic damage suffered by the customer when the service is provided in an unsatisfactory manner, the amounts of which will be determined in accordance with the methodology stipulated in the above-mentioned agreement. The ENRE is the authority in charge of controlling strict compliance with the pre-established guidelines.

b)	Electricity rate situation

On March 6, 2025, by means of Resolution No. 160/2025, and in accordance with the service quality regulations for the 2025-2030 five-year period, the ENRE approved the average VAD values for the assessment of the service, commercial and technical product quality-related penalties set in KWh, replacing the calculation methodology of the previous 2017 RT, as from March 1, 2025, as provided for in ENRE Resolutions Nos. 3 and 8/2025. As of December 31, 2025, the Company recognized a recovery due to the change in methodology, amounting to $ 11,386.

Furthermore, on April 3, 2025, by means of Resolution No. 237/2025, the ENRE revoked Section 2 of ENRE Resolution No. 4/2025 dated January 7, 2025, and approved a rate of return on assets in real terms and after taxes of 6.50%, equivalent to a rate in real terms before taxes of 9.99% (increase of 4.5%).

Additionally, on April 29, 2025, ENRE Resolution No. 304/2025 approves the electricity rate and regulatory framework for the 2025-2030 period relating to the Five-year Electricity Rate Review (RT).

The aforementioned resolution provides for:

-	The approval of the Company’s electricity rate schedule effective from the billing relating to the reading of meters subsequent to 12:00 AM on May 1, 2025, with a 3% increase in the CPD, plus a monthly increase of 0.42% in real terms starting on June 1, 2025, and continuing in the months thereafter through November 1, 2027. The adjustment will take into consideration the price effect determined by the indexation formula, with a monthly frequency, and the annual adjustment that may arise due to deviations from compliance with the investment plan.
-	The approval of the adjustment mechanism to be applied on a monthly basis to the CPD, resulting from the indexation formula based on price indexes (CPI and WPI).
-	The approval of the Efficiency Incentive Factor (E Factor).
-	The updating of the Company’s Concession Agreement, by approving new texts of the Electricity Rate System, Electricity Rate Setting Procedure, and Quality Regulations and Penalties Sub-annexes, and the Supply Regulations, with the aim of adjusting the regulatory framework, effective from May 1, 2025.

Furthermore, on May 30, 2025, by means of Executive Order No. 370/2025 of the PEN, the state of emergency in the National Energy Sector -originally declared by Executive Order No. 55 of December 16, 2023 and extended by Executive Order No. 1023 of November 19, 2024- is further extended, with respect to both the segments of electricity generation, transmission and distribution under federal jurisdiction and those of natural gas transmission and distribution, as well as the actions deriving therefrom, until July 9, 2026. The intervention of the ENRE is also extended until that date.

Additionally, on July 4, 2025, by means of Executive Order No. 450/2025 of the PEN, the reforms -mainly of a deregulatory nature- of Laws Nos. 15,336 (Electricity System) and 24,065 (Electricity Regulatory Framework) were approved, which provide for a two-year transition framework toward: (i) the complete openness to international electricity trade, limiting the Federal Government’s intervention solely to technical or safety-related issues concerning supply; (ii) the reinstatement of the possibility of purchase-and-sale agreements being entered into among private parties, where at least 75% of energy demand is to be contracted through the MAT; (iii) the restructuring of federal energy financing and advisory bodies; (iv) the prohibition against Distributors including in the bill (and thereby collecting) local taxes and charges unrelated to the goods and services effectively billed; (v) the recognition of energy storage agents as MEM agents; and (vi) the implementation of alternatives for the development of the electricity transmission infrastructure, with the aim of promoting private investment.

Moreover, on July 4, 2025, by means of Executive Order No. 452/2025 of the PEN, the National Gas and Electricity Regulatory Authority (ENRGE) is set up, pursuant to Section 161 of Bases Law No. 27,742, which is to become operational within 180 calendar days, starting July 7, 2025, with its Board of Directors having been properly constituted. At the date of issuance of these Consolidated Financial Statements, it is not yet operational.

On August 20, 2025, by means of SE Note No. 2025-91868608 addressed to CAMMESA, the “Guidelines for the normalization and progressive adaptation of the MEM” were submitted, with the aim of reconciling, mainly during the transition, the following aspects: (i) the development of a market with signals that promote efficiency, competition, self-management and investment in generation, (ii) an adequate control of the costs to be faced by electricity purchasers, and (iii) the possibility of extending free contracting options among MEM participants to allow for greater predictability of costs and revenues. Based on those guidelines, on October 20, 2025, the SE approved, by means of Resolution No. 400/2025, the Rules for the Normalization and Progressive Adaptation of the MEM, effective for the MEM’s economic transactions as from November 1, 2025.

Furthermore, on September 25, 2025, by means of SE Resolution No. 379/2025, and in line with Executive Order No. 450/2025 of the PEN, the 'Energy Demand Management Program' was created. The program, which is voluntary, scheduled, and remunerated for the provision of a reserve service through load reduction, is designed for Large Users of both the MEM and the Distribution Companies. The program’s goals are to implement energy planning policies for the adoption of new smart metering technologies, promote competition in the procurement of energy directly from generators, and implement a competitive procedure for seasonal demand reduction offers, which implies reducing the system’s peak power demand, and thereby reduce long-term investment costs in electricity infrastructure. Distribution Companies will be entitled to charge a technical management fee.

Moreover, on October 31, 2025, by means of Resolution No. 730/2025, the ENRE approved an amendment to the electricity meter reading frequency for Tariff 1 users, replacing the current two-month reading schedule with a monthly reading methodology.

Additionally, on December 19, 2025, by means of Resolution No. 808/2025, the ENRE approved the Regulations for the Valuation of Penalties, Interest Calculation, and Rates in the Event of Delinquency in Payment, applicable to the public electricity distribution service for the 2025-2030 electricity rate period.

The following resolutions were issued by the SE and the ENRE, in connection with the Company’s electricity rate schedules and the seasonal reference prices (Stabilized Price of Energy and Power Reference Price):

Resolution	Date	What it approves	Effective as from	VAD
SE No. 110/2025	February 28, 2025	Seasonal reference prices	March 1	-
ENRE No. 160/2025	March 6, 2025	Electricity rate schedules (1)	March 1	-
ENRE No. 224/2025	April 1, 2025	Electricity rate schedules (2)	April 1	3.50%
SE No. 171/2025	April 29, 2025	Seasonal reference prices (3)	May 1	-
ENRE No. 304/2025	April 29, 2025	Electricity rate schedules (4)	May 1	3.00%
SE No. 226/2025	May 29, 2025	Seasonal reference prices	June 1	-
ENRE No. 401/2025	June 3, 2025	Electricity rate schedules	June 1	3.24%
SE No. 281/2025	June 27, 2025	Seasonal reference prices	July 1	-
ENRE No. 469/2025	June 30, 2025	Electricity rate schedules	July 1	0.75%
SE No. 334/2025	July 30, 2025	Seasonal reference prices (5)	August 1	-
ENRE No. 568/2025	July 31, 2025	Electricity rate schedules	August 1	2.10%
SE No. 359/2025	August 27, 2025	Seasonal reference prices	September 1	-
ENRE No. 614/2025	September 1, 2025	Electricity rate schedules	September 1	2.97%
SE No. 383/2025	September 29, 2025	Seasonal reference prices	October 1	-
ENRE No. 695/2025	October 1, 2025	Electricity rate schedules	October 1	3.13%
SE No. 434/2025	October 31, 2025	Seasonal reference prices (6)	November 1	-
ENRE No. 745/2025	October 31, 2025	Electricity rate schedules	November 1	3.60%
SE No. 488/2025	November 27, 2025	Seasonal reference prices	December 1	-
ENRE No. 798/2025	November 28, 2025	Electricity rate schedules	December 1	1.93%
SE No. 604/2025	December 26, 2025	Seasonal reference prices	January 1	-
ENRE No. 841/2025	December 29, 2025	Electricity rate schedules	January 1	2.31%
ENRE No. 22/2026	January 27, 2026	Electricity rate schedules	January 16	-
SE No. 22/2026	January 28, 2026	Seasonal reference prices	February 1	-
ENRE No. 46/2026	January 29, 2026	Electricity rate schedules	February 1	2.98%
ENRE No. 109/2026	February 27, 2026	Electricity rate schedules	March 1	2.50%

(1)	It approves the average VAD values for the assessment of the service, commercial and technical product quality-related penalties set in KWh, replacing the calculation methodology of the previous 2017 RT.
(2)	It postpones the Five-Year Electricity Rate Review (RT) until April 30, 2025.
(3)	It approves the Winter Seasonal Programming for the MEM, May-October 2025 period.
(4)	It approves the Five-Year Electricity Rate Review (RT).
(5)	It approves the Winter Seasonal Reprogramming for the MEM, August-October 2025 period.
(6)	It approves the Summer Seasonal Programming for the MEM, November 2025-April 2026 period.

Finally, Executive Order No. 943/2025 of the PEN, published in the Official Gazette on January 2, 2026, provides for the integration of energy subsidies under national jurisdiction, creating for such purpose the Targeted Energy Subsidy system. Furthermore, the previous three-level income-based segmentation for residential users is eliminated and all beneficiaries are now to be grouped into a single category of residential users requiring assistance to meet essential energy needs. To this end, the Targeted Energy Subsidy Registry (ReSEF) is created, based on the RASE database. Users already registered in the RASE will not be required to register for the purposes of the ReSEF. Consequently, the values of the electricity rate schedules are amended by means of ENRE Resolution No. 22/2026, effective as of January 16, 2026.

c)	Agreement on the Regularization of Payment Obligations – Debt for the purchase of energy in the MEM

On March 13, 2025, by means of Executive Order No. 186/2025, the PEN approved the 2025 General Budget, which, in its Section 7, provides for a Special System for the Regularization of Payment Obligations with CAMMESA and/or with the MEM for the debts accumulated by electricity distribution companies as of November 30, 2024. Furthermore, on April 21, 2025, by means of Directive No. 1/2025, the Energy Under-secretariat approved the terms of the System for the Regularization of Payment Obligations.

In this regard, on May 21, 2025, the Company, the Federal Government and CAMMESA entered into a Memorandum of Agreement on the Regularization of Payment Obligations –Special system for debts, whereby the Company recognizes that it owes CAMMESA the sum of $ 129,970 for past due periods from November 2023 until March 2024. The Company agrees to pay the aforementioned debt under a new Payment plan consisting of 72 monthly installments, with a 12-month grace period and at the interest rate in effect in the MEM, reduced by 50%, which will be reviewed semiannually should there exist a variation of 500 basis points (equivalent to 5%). The amount to be paid as of April 25, 2026, adjusted in accordance with the procedure set forth in SE Resolution No. 56/2023, amounts to $ 240,755.

With regard to the Payment plan signed on December 29, 2022, in the framework of Section 87 of Law No. 27,591 and SE Resolution No. 642/2022, the duly agreed-upon terms remain in effect.

As for the Payment plan signed on July 28, 2023, in the framework of Section 89 of Law No. 27,701, it provides for the conversion into Argentine pesos of the installments denominated in MWh, at the price applicable to the payment of the October 2024 installment, which results in a total debt of $ 158,037. The new Payment plan in Argentine pesos maintains the other duly agreed-upon terms, without a grace period, with 74 monthly installments still pending maturity.

Pursuant to the Third Clause of the agreement, in the event of delinquency in payment of the current billing or the installments under the agreements, CAMMESA -after a 30-day period following the demand for payment notice- will automatically terminate the signed agreements, resulting in the loss of recognized benefits.

The combined effect of the signed agreements amounts to $ 218,114, which has been disclosed in the Agreement on the Regularization of Payment Obligations line item of the Statement of Comprehensive Income. As of December 31, 2025, the debts payable relating to (i): the Payment plan signed on December 29, 2022; (ii) the Payment plan signed on July 28, 2023 and converted into Argentine pesos on May 21, 2025; and (iii) the new Payment plan signed on the previously mentioned date, amount to $ 87,035, $ 120,041 and $ 180,777, respectively, and have been disclosed in the current and non-current Other payable accounts within the Statement of Financial position.

d)	Agreement on the Recognition of Consumption in Vulnerable Neighborhoods

In accordance with the Agreement entered by edenor, the Federal Government and the Province of Buenos Aires, and in connection with electricity consumption generated in 2025, the ENRE has been informed for validation purposes of the credits against the Federal Government and the Province of Buenos Aires for $ 15,227 and $ 9,085, respectively.

With regard to electricity consumption generated in 2024, the ENRE has been informed for validation purposes of the credits against the Federal Government and the Province of Buenos Aires for $ 7,708 and $ 5,450, respectively.

The outstanding portion to be contributed by the Federal Government for electricity consumption of 2023, in accordance with CAMMESA’s statement of accounts, for $ 352 was effectively paid on July 10, 2025.

Furthermore, the Company requested that the SE and the Infrastructure Ministry of the Province of Buenos Aires initiate the administrative procedures in order to formalize the Framework Agreement’s regime in effect for the 2024-2026 period. At the date of issuance of these Consolidated financial statements, the agreement has not been formalized, with the amounts for electricity consumption of 2024 and 2025 pending crediting.

On March 19, 2026 the Company and the Argentine Government enter into a new agreement whereby the electricity consumption owed under the Framework Agreement —representing 57.53% of total consumption— should be set off against CAMMESA’s credits for energy sales which amount to those $ 7,708 for 2024 and $ 12,732 from January to October 2025. Remaining credits against the National Government for 2025 and 2026 should be also set off.

Furthermore, the Company requested that the Infrastructure Ministry of the Province of Buenos Aires initiate the administrative procedures in order to formalize similar agreement in effect for the 2024-2026 period, corresponding to the remaining 42.47% of total consumption. At the date of issuance of these Consolidated financial statements, the agreement has not been formalized.

e)	Penalties

The ENRE is empowered to control the quality levels of the technical product and service, the commercial service and the compliance with public safety regulations, as provided for in the Concession Agreement. If the Distribution Company fails to comply with the obligations assumed, the ENRE may apply the penalties stipulated in the aforementioned Agreement.

As of December 31, 2025 and 2024, the Company has recognized in its Consolidated financial statements the penalties accrued, whether imposed or not yet issued by the ENRE, relating to the control periods elapsed as of those dates, following the criteria and estimates available, which may differ from the actual ones.

Additionally, on December 19, 2025, by means of Resolution No. 808/2025, the ENRE approved the Regulations for the Valuation of Penalties, Interest Calculation, and Rates in the Event of Delinquency in Payment, which provide for the control procedures, the service quality assessment methodologies and the penalty system, applicable for the 2025-2030 period.

In accordance with both Sub-Annex IV—'Public Service Quality Standards and Penalties – 2025-2030 Period'—of the Concession Agreement and the new Regulations, the Company must submit, within the timeframes provided by current regulations, the calculation of global and individual service quality indicators, including interruptions for which acts of God or force majeure events have been alleged, and the determination of the related discounts, ensuring they are credited within the established regulatory timeframes. The ENRE will review the information submitted by the Company and, should any non-compliance with the crediting procedures or obligations set forth in the Electricity Regulatory Framework be verified, it will apply the appropriate penalties under the current system. These may consist of penalties valued in kWh, compensation amounts, or refunds, as applicable.

The new Regulations provide that all penalties set in kWh during the 2025-2030 electricity rate period must be valued using the Average Distribution Added Value (Average VAD), adjusted by a coefficient equivalent to 1.5, pursuant to the criteria set forth in Sub-Annex IV. Furthermore, it is determined that the valuation must, as a general rule, be calculated as of the date the penalty resolution is issued.

The system also expressly states that delinquency shall occur by operation of law upon the failure to timely and properly pay the penalties, compensation amounts, or refunds. Late payment interest shall accrue at the Banco de la Nación Argentina's 30-day commercial document discount rate (active rate), from the date payment was due until full settlement. In those cases, in which the funds are intended for individually affected users, a 50% markup will be added to the calculated interest. The allocation of penalties may consist of credits to individually affected users, the entire active user base, specific ENRE accounts, or other allocations determined by the regulator, depending on the type of non-compliance verified.

Regarding Public Safety, the penalties related to facilities that, due to their condition, pose a safety hazard -considering for such purposes the situations defined as anomalous by the ENRE’s specific regulations- are maintained.

There continue to exist as well, penalties related to the quality of information and the quality of the technical service. The procedure followed for the application of these penalties has been challenged by the Company, as -in the Company’s opinion- it has been applied retroactively to time-barred periods or presents inconsistencies in the calculation criteria with respect to the applicable regulations.

The effects of the resolutions detailed in this note have been quantified by the Company and recognized as of December 31, 2025, which does not imply the Company’s consent to the applied criteria.

f)	Restriction on the transfer of the Company’s common shares

The Bylaws provide that Class “A” shareholders may transfer their shares only with the prior approval of the ENRE. The ENRE must communicate its decision within ninety days upon submission of the request for such approval, otherwise the transfer will be deemed approved.

Furthermore, Caja de Valores S.A. (the Public Register Office), which keeps the Share Register of the shares, is entitled (as stated in the Bylaws) to reject such entries which, at its criterion, do not comply with the rules for the transfer of common shares included in (i) the Business Organizations Law, (ii) the Concession Agreement and (iii) the Bylaws.

In addition, the Class “A” shares will be pledged during the entire term of the concession as collateral to secure the performance of the obligations assumed under the Concession Agreement.

In connection with the issuance of Corporate Notes, during the term thereof, Empresa de Energía del Cono Sur S.A. is required to be the beneficial owner and owner of record of not less than 51% of the Company’s issued, voting and outstanding shares, otherwise the maturity of principal of the corporate notes could be accelerated.